Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest income	$ 2,341	$ 270	$ 11
Revaluation of liabilities in respect of IIA grants	0	132	0
Revaluation of Warrants	8,310	0	0
Exchange differences, net	0	59	0
Financial income	10,651	461	11
Financial expense:
Revaluation of liabilities in respect of IIA grants	427	0	903
Financing income on net investment in lease	274	102	120
Finance expenses in respect of deferred Revenues	8	54	143
Revaluation of liabilities in respect of TEVA	468	533	590
Exchange differences, net	654	0	511
Revaluation of Warrants	0	8,977	0
Issuance expenses of warrants through profit and loss	0	1,911	0
Other	61	60	47
Financial expense	1,892	11,637	2,314
Financial income (expenses), net	$ 8,759	$ (11,176)	$ (2,303)